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August 31, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series (the “Trust” or “Registrant”)

(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 10 (“PEA 10”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 12 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 10 is being filed to make non-material changes to: (i) the prospectuses of the Registrant for each of the following classes: (a) the Institutional Class, Class P, Administrative Class and Class D; and (b) Class A, Class C and Class R; and (ii) the Statement of Additional Information

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel
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